Nature of Business and Organization (Details)			12 Months Ended
	Dec. 17, 2025 USD ($) $ / shares shares	May 27, 2024 shares	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Nature of Business and Organization [Line Items]
Net proceeds	$ 15,100,000		$ (305,246)	$ (2,375,092)	$ (465,001)
Price per share | $ / shares	$ 0.0000625
Total value | shares		1,000
Company incorporation date			May 27, 2024	May 27, 2024
IPO [Member]
Nature of Business and Organization [Line Items]
Price per share | $ / shares	$ 4
Total value | shares	4,312,500
Shares of common stock | $	$ 17,250,000